UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      First Long Island Investors, LLC

Address:   1 Jericho Plaza, suite 201
           Jericho, New York 11753


Form 13F File Number: 028-13892


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Bruce A. Siegel
Title:  Executive Vice President and General Counsel
Phone:  (516) 935-1200

Signature,  Place,  and  Date  of  Signing:

/s/ Bruce A. Siegel                Jericho, New York                  8/7/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              51

Form 13F Information Table Value Total:  $      223,368
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
----------------------------- -------------- --------- -------- ----------------- ---------- -------- ------------------
                                                        VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
----------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
3M COMPANY                    COM            88579y101     3252    36300 SH       SOLE                 36300      0    0
ABBOTT LABORATORIES           COM            002824100     3554    55125 SH       SOLE                 55125      0    0
AMAZON INC                    COM            023135106     1872     8200 SH       SOLE                  8200      0    0
AMERICAN TOWER CORP REIT COM  COM            03027x100     7142   102167 SH       SOLE                102167      0    0
AMPHENOL CORP CLASS A         COM            032095101     1867    34000 SH       SOLE                 34000      0    0
APPLE INC                     COM            037833100     9908    16965 SH       SOLE                 16965      0    0
AT&T INC                      COM            00206R102     3604   101072 SH       SOLE                101072      0    0
AUTOMATIC DATA PROCESSING INC COM            053015103     3233    58082 SH       SOLE                 58082      0    0
BLACKROCK INC COM             COM            09247X101     2993    17625 SH       SOLE                 17625      0    0
BOEING CO                     COM            097023105     1947    26200 SH       SOLE                 26200      0    0
CELGENE CORP                  COM            151020104     7839   122182 SH       SOLE                122182      0    0
CHEVRON CORP                  COM            166764100     6778    64247 SH       SOLE                 64247      0    0
COACH INC COM                 COM            189754104     3629    62050 SH       SOLE                 62050      0    0
COCA-COLA CO                  COM            191216100     3389    43343 SH       SOLE                 43343      0    0
COGNIZANT TECH SOLUTIONS CL A COM            192446102     5815    96915 SH       SOLE                 96915      0    0
COMCAST CORP CL A             COM            20030N101     2375    74300 SH       SOLE                 74300      0    0
CONOCOPHILLIPS                COM            20825C104     6531   116870 SH       SOLE                116870      0    0
DIAGEO PLC SPON ADR-NEW       COM            25243q205     3527    34220 SH       SOLE                 34220      0    0
EMERSON ELECTRIC CO           COM            291011104     2862    61445 SH       SOLE                 61445      0    0
EXPRESS SCRIPTS HLDG CO       COM            30219g108     7714   138165 SH       SOLE                138165      0    0
GENERAL ELECTRIC CO           COM            369604103     3434   164797 SH       SOLE                164797      0    0
GENERAL MILLS INC             COM            370334104     3226    83710 SH       SOLE                 83710      0    0
GENUINE PARTS CO              COM            372460105     3161    52460 SH       SOLE                 52460      0    0
GLAXOSMITHKLINE PLC SP ADR    COM            37733W105     3191    70020 SH       SOLE                 70020      0    0
GOLDMAN SACHS GROUP INC       COM            38141G104     1332    13900 SH       SOLE                 13900      0    0
GOOGLE INC CL A               COM            38259P508     7939    13686 SH       SOLE                 13686      0    0
ILLINOIS TOOL WORKS INC       COM            452308109     3222    60910 SH       SOLE                 60910      0    0
INTEL CORP                    COM            458140100     3296   123695 SH       SOLE                123695      0    0
INTL BUSINESS MACHINES CORP   COM            459200101     6798    34759 SH       SOLE                 34759      0    0
INTUITIVE SURGICAL INC        COM            46120E602     7358    13287 SH       SOLE                 13287      0    0
JOHNSON & JOHNSON             COM            478160104     3234    47875 SH       SOLE                 47875      0    0
KIMBERLY CLARK CORP           COM            494368103     3590    42858 SH       SOLE                 42858      0    0
LAS VEGAS SANDS CORP          COM            517834107     4997   114900 SH       SOLE                114900      0    0
MASTERCARD INC CL A           COM            57636Q104     3269     7600 SH       SOLE                  7600      0    0
MCDONALDS CORP                COM            580135101     7714    87129 SH       SOLE                 87129      0    0
MICROSOFT CORP                COM            594918104     3317   108435 SH       SOLE                108435      0    0
NEXTERA ENERGY INC            COM            65339F101     3562    51762 SH       SOLE                 51762      0    0
ORACLE CORP                   COM            68389X105     2040    68700 SH       SOLE                 68700      0    0
PEPSICO INC                   COM            713448108     3321    47005 SH       SOLE                 47005      0    0
PFIZER INC                    COM            717081103     3388   147285 SH       SOLE                147285      0    0
PHILIP MORRIS INTL INC        COM            718172109    10604   121525 SH       SOLE                121525      0    0
PRAXAIR INC                   COM            74005P104     1990    18300 SH       SOLE                 18300      0    0
PRICELINE.COM INC (NEW)       COM            741503403     3743     5633 SH       SOLE                  5633      0    0
PROCTER & GAMBLE CO           COM            742718109     2917    47618 SH       SOLE                 47618      0    0
QUALCOMM INC                  COM            747525103     7209   129475 SH       SOLE                129475      0    0
QUANTA SERVICES INC           COM            74762e102     2044    84900 SH       SOLE                 84900      0    0
SCHLUMBERGER LTD              COM            806857108     5287    81450 SH       SOLE                 81450      0    0
SOUTHERN CO                   COM            842587107     3295    71162 SH       SOLE                 71162      0    0
UNITED PARCEL SERVICE CL B    COM            911312106     3254    41315 SH       SOLE                 41315      0    0
UNITED TECHNOLOGIES CORP      COM            913017109     4047    53582 SH       SOLE                 53582      0    0
VISA INC COM CL A             COM            92826C839     7757    62745 SH       SOLE                 62745      0    0